Segments of Operations	12 Months Ended
Dec. 31, 2024
Segments of Operations [Abstract]
SEGMENTS OF OPERATIONS

NOTE 12 — SEGMENTS OF OPERATIONS:

The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit (loss) and operating loss by the three identified reportable segments.

The CODM uses gross profit (loss) and operating loss for each segment predominantly in the annual budget and forecasting process. The CODM considers budget-to-actual variances on a quarterly basis for all measures when making decisions about the allocation of operating and capital resources to each segment.

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a service basis. The Company’s reportable segments consist of the Nanox.ARC division, the radiology services division and the AI solutions division. Each one is managed separately to better align with the Company’s customers and distribution partners and the unique market dynamics of each segment. Operating loss for each segment includes revenues from third parties, related cost of revenues and operating expenses directly attributable to the segment. The Company does not include intercompany transfers between segments for management reporting.

Total assets reviewed include marketable securities although their profit or loss are not included in the measurements of the reportable segments’ loss.

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	Year ended December 31, 2024
	Nanox. ARC	Radiology Services	AI Solutions	Total
Revenues	281	10,275	727	11,283
Cost of revenues	4,926	8,664	8,302	21,892
Segment gross profit (loss)	(4,645)	1,611	(7,575)	(10,609)
Research and development, net	16,223	103	3,856	20,182
Sales and Marketing	2,808	432	170	3,410
General and administrative	17,825	4,139	491	22,455
Other segment items (*)	90	-	-	90
Segment operating loss	(41,591)	(3,063)	(12,092)	(56,746)
Financial income				2,870
Realized income from sale of marketable securities				2
Loss before taxes on income				(53,874)

Depreciation expense	998	8	115	1,121
Amortization expense	-	2,628	7,984	10,612
Stock based compensation	5,546	1,123	592	7,261

Total Assets	132,914	19,819	57,269	210,002
Expenditures for segment’s assets	2,767	-	-	2,767

(*)	Nanox.Arc – loss from disposal of property and equipment and rent income.
	Year ended December 31, 2023
	Nanox.	Radiology	AI
	ARC	Services	Solutions	Total
Revenues	116	9,462	327	9,905
Cost of revenues	124	8,040	8,333	16,497
Segment gross profit (loss)	(8)	1,422	(8,006)	(6,592)
Research and development, net	20,121	63	5,865	26,049
Sales and Marketing	2,689	454	1,025	4,168
General and administrative	20,472	2,626	1,174	24,272
Other segment items (*)	(1,424)	2,567	365	1,508
Segment operating loss	(41,866)	(4,288)	(16,435)	(62,589)
Financial income				1,652
Realized loss from sale of marketable securities				(178)
Loss before taxes on income				(61,115)

Depreciation expense	1,036	12	150	1,198
Amortization expense	-	2,628	7,984	10,612
Change in contingent earnout liability	-	(4,488)	-	(4,488)
Goodwill impairment	-	7,055	365	7,420
Stock based compensation	5,678	202	958	6,838

Total Assets	130,665	21,709	66,274	218,648
Expenditures for segment’s assets	3,184	81	38	3,303

(*)	Other segment items for each reportable segment includes:

Nanox.Arc – Other income, net in connection with legal proceedings (see Note 9) and loss from disposal of property and equipment.

Radiology Services – goodwill impairment and change in contingent earnout liability.

AI Solutions – goodwill impairment.

	Year ended December 31, 2022
	Nanox.	Radiology	AI
	ARC	Services	Solutions	Total
Revenues	-	8,235	343	8,578
Cost of revenues	-	6,933	8,525	15,458
Segment gross profit (loss)	-	1,302	(8,182)	(6,880)
Research and development, net	18,891	118	7,498	26,507
Sales and Marketing	3,187	479	710	4,376
General and administrative	36,797	2,625	1,832	41,254
Other segment items (*)	8,191	840	29,662	38,693
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				(116,921)

Depreciation expense	611	19	275	905
Amortization expense	-	2,623	7,984	10,607
Change in contingent earnout liability	-	840	(21,216)	(20,376)
Goodwill impairment	-	-	50,878	50,878
Stock based compensation	17,049	224	1,350	18,623

Total Assets	148,352	30,753	74,828	253,933
Expenditures for segment’s assets	8,140	15	26	8,181

(*)	Other segment items for each reportable segment includes:

Nanox.Arc – other expenses in connection with legal proceedings (see Note 9) and loss from disposal of property and equipment.

Radiology Services – change in contingent earnout liability

AI Solutions – goodwill impairment and change in contingent earnout liability

For the years ended December 31, 2024, 2023 and 2022, the Company’s revenues in the United States constituted approximately 98%, 99%, and 97% of the Company’s total revenue, respectively. For the years ended December 31, 2024, 2023 and 2022, no individual customer exceeded 10% of the Company’s total revenue or total accounts receivables.

Long-lived assets by geography

	Year Ended December 31
	2024	2023	2022
Israel	8,439	7,360	5,476
South Korea	37,336	38,921	38,922
Unites States	3,423	635	159
Japan	-	-	145
	49,198	46,916	44,702